Contingencies And Other Risks	12 Months Ended
Dec. 31, 2011
Contingencies And Other Risks [Abstract]
Contingencies Disclosure [Text Block]
31.    Contingencies and Other Risks
Concentration with GM
The profitability and financial condition of our operations are heavily dependent upon the performance, operations, and prospects of GM. Our preferred provider agreements with GM regarding automotive financing products for their dealers and customers extend through December 2013, unless terminated earlier in accordance with their terms.
The following table presents a summary of transactions with GM having a significant income statement effect.

Year ended December 31, ($ in millions)	2011	2010	2009
Net financing revenue
GM and affiliates lease residual value support - North American Operations (a)	$(299)	$(82)	$195
GM and affiliates lease rate support - North American Operations	578	674	770
Wholesale subvention and service fees from GM	163	189	215
Interest earned on wholesale settlements	—	178	149
Other revenue
Insurance premiums earned from GM	122	155	159

(a)	Represents total amount of residual support and risk sharing (incurred) earned under the residual support and risk-sharing programs.
Mortgage Foreclosure Matters
Settlements with Federal Government and State Attorneys General
Agreement
On February 9, 2012, Ally Financial Inc., ResCap, and certain other of our mortgage subsidiaries (the Ally Entities) reached an agreement in principle with the federal government, 49 state attorneys general, and 45 state banking departments with respect to investigations into procedures followed by mortgage servicing companies and banks in connection with mortgage origination and servicing activities and foreclosure home sales and evictions (Settlement). The Settlement is expected to be filed as a consent judgment in the U.S. District Court for the District of Columbia. In addition, we separately reached an independent settlement with Oklahoma, which did not participate in the broader settlement described below.
The Settlement requires a payment by ResCap of approximately $110 million to a trustee, who will then distribute these funds to federal and state governments. This amount is payable upon the filing of the consent judgment. In addition, the Ally Entities have committed to provide $200 million towards borrower relief. This commitment for borrower relief will include loan modifications, including principal reductions, rate modifications, and refinancing for borrowers that meet certain requirements, and participation in certain other programs. Generally, if certain basic criteria are met, borrowers that are either delinquent or at imminent risk of default and owe more on their mortgages than their homes are worth could be eligible for principal reductions, and borrowers that are current on their mortgages but who owe more on their mortgage than their homes are worth could be eligible for refinancing opportunities.
We currently expect that loans totaling approximately $550 million in outstanding unpaid principal balance will be modified in connection with these programs. This estimate was determined by identifying loans that appear to meet the program eligibility requirements, and applying various assumptions with respect to anticipated modifications. Given that we have limited historical experience upon which to base our assumptions, the actual unpaid principal balance of loans ultimately modified could be significantly different. It is possible that certain of these modified loans will be accounted for as TDRs. Refer to Note 1 for additional information related to our accounting policy for TDRs.
The Settlement provides incentives for borrower relief that is provided within the first twelve months, and all obligations must be met within three years from the date the consent judgment is filed. In addition to the foregoing, the Ally Entities will be required to implement new servicing standards relating to matters such as foreclosure and bankruptcy information and documentation, oversight, loss mitigation, limitations on fees, and related procedural matters. Compliance with these obligations will be overseen by an independent monitor, who will have authority to impose additional penalties and fines if we fail to meet established timelines or fail to implement required servicing standards.
The Settlement generally resolves potential claims arising out of origination and servicing activities and foreclosure matters, subject to certain exceptions. The Settlement does not prevent state and federal authorities from pursuing criminal enforcement actions, securities-related claims (including actions related to securitization activities and Mortgage Electronic Registration Systems, or MERS), loan origination claims, certain claims brought by the FDIC and the GSEs, and certain other matters. The Settlement also does not prevent claims that may be brought by individual borrowers.
The Settlement is subject to ongoing discussions among the parties and the completion of definitive documentation, as well as required regulatory and court approvals.
Federal Reserve Board Civil Money Penalty
On February 9, 2012, Ally Financial Inc. and ResCap also agreed with the Federal Reserve Board on a civil money penalty (CMP) of $207 million related to the same activities that were the subject of the Settlement. This amount will be reduced dollar-for-dollar in connection with certain aspects of our satisfaction of the required monetary payment and borrower relief obligations included within the Settlement, as well as our participation in other similar programs approved by the Federal Reserve Board. While additional future cash payments related to the CMP are possible if we are unable to satisfy the borrower relief requirements of the Settlement within two years, we currently expect that the full amount of the CMP will be satisfied through our commitments included within the Settlement.
Financial Impact of the Settlement and CMP
For the year ended December 31, 2011, we recognized a charge of $230 million related to the matters described above. While we may forego future interest payments received related to modified loans that we may not have otherwise agreed without the Settlement, we do not expect the borrower relief modifications required by the Settlement will have a significant impact on future interest income or key performance metrics, including our net interest margin. Further, we do not expect that our borrower relief commitments overall will have a material adverse impact on our results of operations, financial position, or cash flows.
Other Mortgage Foreclosure Matters
Commonwealth of Massachusetts
On December 1, 2011, the Commonwealth of Massachusetts filed an enforcement action in the Suffolk County Superior Court against GMAC Mortgage and several other lender/servicers. For further details, refer to Legal Proceedings below.
Consent Order
As a result of an examination conducted by the FRB and FDIC, on April 13, 2011, each of Ally Financial Inc., Ally Bank, Residential Capital, LLC and GMAC Mortgage, LLC (collectively, the Ally Entities) entered into a Consent Order (the Consent Order) with the FRB and the FDIC. The Consent Order requires the Ally Entities to make improvements to various aspects of Ally’s residential mortgage loan-servicing business, including compliance programs, internal audit, communications with borrowers, vendor management, management information systems, employee training, and oversight by the boards of the Ally Entities.
The Consent Order further requires GMAC Mortgage, LLC to retain independent consultants to conduct a risk assessment related to mortgage servicing activities and, separately, to conduct a review of certain past residential mortgage foreclosure actions. We cannot estimate the ultimate impact of any deficiencies that have been or may be identified in our historical foreclosure procedures. There are potential risks related to these matters that extend beyond potential liability on individual foreclosure actions. Specific risks could include, for example, claims and litigation related to foreclosure remediation and resubmission; claims from investors that hold securities that become adversely impacted by continued delays in the foreclosure process; the reduction in foreclosure proceeds due to delay, or by challenges to completed foreclosure sales to the extent, if any, not covered by title insurance obtained in connection with such sales; actions by courts, state attorneys general, or regulators to delay further the foreclosure process after submission of corrected affidavits, or to facilitate claims by borrowers alleging that they were harmed by our foreclosure practices (by, for example, foreclosing without offering an appropriate range of alternative home preservation options); additional regulatory fines, sanctions, and other additional costs; and reputational risks. To date we have borne all out-of-pocket costs associated with the remediation rather than passing any such costs through to investors for whom we service the related mortgages, and we expect that we will continue to do so.
Loan Repurchases and Obligations Related to Loan Sales
Overview
Certain mortgage companies (Mortgage Companies) within our Mortgage operations sell loans that take the form of securitizations guaranteed by the GSEs, securitizations to private investors, and to whole-loan investors. In connection with a portion of our Mortgage Companies' private-label securitizations, the monolines insured all or some of the related bonds and guaranteed timely repayment of bond principal and interest when the issuer defaults. In connection with securitizations and loan sales, the trustee for the benefit of the related security holders and, if applicable, the related monoline insurer, are provided various representations and warranties related to the loans sold. The specific representations and warranties vary among different transactions and investors but typically relate to, among other things, the ownership of the loan, the validity of the lien securing the loan, the loan's compliance with the criteria for inclusion in the transaction, including compliance with underwriting standards or loan criteria established by the buyer, the ability to deliver required documentation and compliance with applicable laws. In general, the representations and warranties described above may be enforced against the applicable Mortgage Companies at any time unless a sunset provision is in place. Upon discovery of a breach of a representation or warranty, the breach is corrected in a manner conforming to the provisions of the sale agreement. This may require the applicable Mortgage Companies to repurchase the loan, indemnify the investor for incurred losses, or otherwise make the investor whole. We have entered into settlement agreements with both Fannie Mae and Freddie Mac that, subject to certain exclusions, limit our remaining exposure with the GSEs. See Government-sponsored Enterprises below. ResCap assumes all of the customary mortgage representation and warranty obligations for loans purchased from Ally Bank and subsequently sold into the secondary market, generally through securitizations guaranteed by the GSEs. In the event ResCap fails to meet these obligations, Ally Financial Inc. has provided Ally Bank a guaranteed coverage of certain of these liabilities.
Originations
The total exposure of the applicable Mortgage Companies to mortgage representation and warranty claims is most significant for loans originated and sold between 2004 through 2008, specifically the 2006 and 2007 vintages that were originated and sold prior to enhanced underwriting standards and risk-mitigation actions implemented in 2008 and forward. Since 2009, we have focused primarily on originating domestic prime conforming and government-insured mortgages. In addition, we ceased offering interest-only jumbo mortgages in 2010. Representation and warranty risk-mitigation strategies include, but are not limited to, pursuing settlements with investors where economically beneficial in order to resolve a pipeline of demands in lieu of loan-by-loan assessments that could result in repurchasing loans, aggressively contesting claims we do not consider valid (rescinding claims), or seeking recourse against correspondent lenders from whom we purchased loans wherever appropriate.
Repurchase Process
After receiving a claim under representation and warranty obligations, the applicable Mortgage Companies will review the claim to determine the appropriate response (e.g. appeal and provide or request additional information) and take appropriate action (rescind, repurchase the loan, or remit indemnification payment). Historically, repurchase demands were generally related to loans that became delinquent within the first few years following origination. As a result of market developments over the past several years, investor repurchase demand behavior has changed significantly. GSEs and investors are more likely to submit claims for loans at any point in their life cycle, including requests for loans that become delinquent or loans that incur a loss. Investors are more likely to submit claims for loans that become delinquent at any time while a loan is outstanding or when a loan incurs a loss. Representation and warranty claims are generally reviewed on a loan-by-loan basis to validate if there has been a breach requiring a potential repurchase or indemnification payment. The applicable Mortgage Companies actively contest claims to the extent they are not considered valid. The applicable Mortgage Companies are not required to repurchase a loan or provide an indemnification payment where claims are not valid.
The risk of repurchase or indemnification and the associated credit exposure is managed through underwriting and quality assurance practices and by servicing mortgage loans to meet investor standards. We believe that, in general, the longer a loan performs prior to default the less likely it is that an alleged breach of representation and warranty will be found to have a material and adverse impact on the loan's performance. When loans are repurchased, the applicable Mortgage Companies bear the related credit loss on the loans. Repurchased loans are classified as held-for-sale and initially recorded at fair value.
The following table presents the total number and original unpaid principal balance of loans related to unresolved representation and warranty demands (indemnification claims or repurchase demands). The table includes demands that we have requested be rescinded but which have not been agreed to by the investor.

	2011		2010
December 31, ($ in millions)	Number of loans	Dollar amount of loans	Number of loans	Dollar amount of loans
GSEs	357	$71	833	$170	(a)
Monolines
MBIA	7,314	490	6,819	466
FGIC	4,608	369	1,109	164
Other	730	58	278	31
Whole-loan/other	513	81	392	88
Total number of loans and unpaid principal balance (b)	13,522	$1,069	9,431	$919

(a)
This amount is gross of any loans that would be removed due to the Fannie Mae settlement. At December 31, 2010, $48 million of outstanding claims were covered under the Fannie Mae settlement agreement.

(b)	Excludes certain populations where counterparties have requested additional documentation.
We are currently in litigation with MBIA Insurance Corporation (MBIA) and Financial Guaranty Insurance Company (FGIC) with respect to certain of their private-label securitizations. Historically we have requested that most of the repurchase demands presented to us by both MBIA and FGIC be rescinded, consistent with the repurchase process described above. As the litigation process proceeds, additional loan reviews are expected and will likely result in additional repurchase demands.
Representation and Warranty Obligation Reserve Methodology
The liability for representation and warranty obligations reflects management's best estimate of probable lifetime losses at the applicable Mortgage Companies. We consider historical and recent demand trends in establishing the reserve. The methodology used to estimate the reserve considers a variety of assumptions including borrower performance (both actual and estimated future defaults), repurchase demand behavior, historical loan defect experience, historical mortgage insurance rescission experience, and historical and estimated future loss experience, which includes projections of future home price changes as well as other qualitative factors including investor behavior. In cases where we do not have or have limited current or historical demand experience with an investor, it is difficult to predict and estimate the level and timing of any potential future demands. In such cases, we may not be able to reasonably estimate losses, and a liability is not recognized. Management monitors the adequacy of the overall reserve and makes adjustments to the level of reserve, as necessary, after consideration of other qualitative factors including ongoing dialogue and experience with counterparties.
At the time a loan is sold, an estimate of the fair value of the liability is recorded and classified in accrued expenses and other liabilities on our Consolidated Balance Sheet and recorded as a component of gain (loss) on mortgage and automotive loans, net, in our Consolidated Statement of Income. We recognize changes in the liability when additional relevant information becomes available. Changes in the liability are recorded as other operating expenses in our Consolidated Statement of Income. The repurchase reserve at December 31, 2011 relates primarily to non-GSE exposure.
The following tables summarize the changes in our reserve for representation and warranty obligations.

($ in millions)	2011	2010
Balance at January 1,	$830	$1,263
Provision for mortgage representation and warranty expenses
Loan sales	19	70
Change in estimate — continuing operations	324	670
Total additions	343	740
Resolved claims (a)	(360)	(1,185)
Recoveries	12	12
Balance at December 31,	$825	$830

(a)	Includes principal losses and accrued interest on repurchased loans, indemnification payments, and settlements with counterparties.
Government-sponsored Enterprises
Between 2004 and 2008, the applicable Mortgage Companies sold $250.8 billion of loans to the GSEs. Each GSE has specific guidelines and criteria for sellers and servicers of loans underlying their securities. In addition, the risk of credit loss of the loan sold was generally transferred to investors upon sale of the securities into the secondary market. Conventional conforming loans were sold to either Freddie Mac or Fannie Mae, and government-insured loans were securitized with Ginnie Mae. For the year ended December 31, 2011, the applicable Mortgage Companies received repurchase claims relating to $441 million of original unpaid principal balance of which $285 million are associated with the 2004 through 2008 vintages. The remaining $156 million in repurchase claims relate to post-2008 vintages. During the year ended December 31, 2011, the applicable Mortgage Companies resolved claims with respect to $540 million of original unpaid principal balance, including settlement, repurchase, or indemnification payments related to $349 million of original unpaid principal balance, and rescinded claims related to $191 million of original unpaid principal balance. The applicable Mortgage Companies' representation and warranty obligation liability with respect to the GSEs considers the existing unresolved claims and the best estimate of future claims that could be received. The Mortgage Companies consider their experience with the GSE in evaluating its liability. During 2010, we reached agreements with Freddie Mac and Fannie Mae that, subject to certain exclusions, limits the remaining exposure of the applicable Mortgage Companies to each counterparty.
In March 2010, certain of our Mortgage Companies entered into an agreement with Freddie Mac under which we made a one-time payment to Freddie Mac for the release of repurchase obligations relating to most of the mortgage loans sold to Freddie Mac prior to January 1, 2009. This agreement does not release obligations of the applicable Mortgage Companies with respect to exposure for private-label MBS in which Freddie Mac had previously invested, loans where Ally Bank is the owner of the servicing, as well as defects in certain other specified categories of loans. Further, the applicable Mortgage Companies continue to be responsible for other contractual obligations we have with Freddie Mac, including all indemnification obligations that may arise in connection with the servicing of the mortgages. The total original unpaid principal balance of loans originated prior to January 1, 2009 and where Ally Bank was the owner of the servicing was $10.9 billion. For the year ended December 31, 2011, the amount of losses taken on loans repurchased relating to defects where Ally Bank was the owner of the servicing was $31 million and the amount of losses taken on loans that we have repurchased relating to defects in the other specified categories was $15 million. These other specified categories include (i) loans subject to certain state predatory lending and similar laws; (ii) groups of 25 or more mortgage loans purchased, originated, or serviced by one of our mortgage subsidiaries, the purchase, origination, or sale of which all involve a common actor who committed fraud; (iii) “non-loan-level” representations and warranties which refer to representations and warranties that do not relate to specific mortgage loans (examples of such non-loan-level representations and warranties include the requirement that our mortgage subsidiaries meet certain standards to be eligible to sell or service loans for Freddie Mac or our mortgage subsidiaries sold or serviced loans for market participants that were not acceptable to Freddie Mac); and (iv) mortgage loans that are ineligible for purchase by Freddie Mac under its charter and other applicable documents. If, however, a mortgage loan was ineligible under Freddie Mac's charter solely because mortgage insurance was rescinded (rather than for example, because the mortgage loan is secured by a commercial property), and Freddie Mac required our mortgage subsidiary to repurchase that loan because of the ineligibility, Freddie Mac would pay our mortgage subsidiary any net loss we suffered on any later liquidation of that mortgage loan.
Certain of our Mortgage Companies received subpoenas in July 2010 from the Federal Housing Finance Agency (FHFA), which is the conservator of Fannie Mae and Freddie Mac. The subpoenas relating to Fannie Mae investments have been withdrawn with prejudice. The FHFA indicated that documents provided in response to the remaining subpoenas will enable the FHFA to determine whether they believe issuers of private-label MBS are potentially liable to Freddie Mac for losses they might have incurred. Although Freddie Mac has not brought any representation and warranty claims against us with respect to private-label securities subsequent to the settlement, they may well do so in the future. The FHFA has commenced securities and related common law fraud litigation against Ally and certain of our Mortgage Companies with respect to certain of Freddie Mac's private-label securities investments. Refer to the Legal Proceedings described below for additional information.
On December 23, 2010, certain of our mortgage subsidiaries entered into an agreement with Fannie Mae under which we made a one-time payment to Fannie Mae for the release of repurchase obligations related to most of the mortgage loans we sold to Fannie Mae prior to June 30, 2010. The agreement also covers potential exposure for private-label MBS in which Fannie Mae had previously invested. This agreement does not release the obligations of the applicable Mortgage Companies with respect to loans where Ally Bank is the owner of the servicing, as well as for defects in certain other specified categories of loans. Further, the applicable Mortgage Companies continue to be responsible for other contractual obligations they have with Fannie Mae, including all indemnification obligations that may arise in connection with the servicing of the mortgages, and the applicable Mortgage Companies continue to be obligated to indemnify Fannie Mae for litigation or third party claims (including by borrowers) for matters that may amount to breaches of selling representations and warranties. The total original unpaid principal balance of loans originated prior to January 1, 2009 and where Ally Bank was the owner of the servicing was $24.4 billion. For the year ended December 31, 2011, the amount of losses we have taken on loans that we have repurchased relating to defects where Ally Bank was the owner of the servicing was $66 million and the amount of losses we have taken on loans that we have repurchased relating to defects in the other specified categories of loans was $13 million. These other specified categories include, among others, (i) those that violate anti-predatory laws or statutes or related regulations or that otherwise violate other applicable laws and regulations; (ii) those that have non-curable defects in title to the secured property, or that have curable title defects, to the extent our mortgage subsidiaries do not cure such defects at our subsidiary's expense; (iii) any mortgage loan in which title or ownership of the mortgage loan was defective; (iv) groups of 13 or more mortgage loans, the purchase, origination, sale, or servicing of which all involve a common actor who committed fraud; and (v) mortgage loans not in compliance with Fannie Mae Charter Act requirements (e.g., mortgage loans on commercial properties or mortgage loans without required mortgage insurance coverage). If a mortgage loan falls out of compliance with Fannie Mae Charter Act requirements because mortgage insurance coverage has been rescinded and not reinstated or replaced, upon the borrower's default our mortgage subsidiaries would have to pay to Fannie Mae the amount of insurance proceeds that would have been paid by the mortgage insurer with respect to such mortgage loan. If the amount of the loss exceeded the amount of insurance proceeds, Fannie Mae would be responsible for such excess.
Monoline Insurers
Historically, the applicable Mortgage Companies securitized loans where the monolines insured all or some of the related bonds and guaranteed the timely repayment of bond principal and interest when the issuer defaults. Typically, any alleged breach requires the insurer to have both the ability to assert a claim as well as evidence that a defect has had a material and adverse effect on the interest of the security holders or the insurer. For the period 2004 through 2007, the Mortgage Companies sold $42.7 billion of loans into these monoline-wrapped securitizations. During the year ended December 31, 2011, the Mortgage Companies received repurchase claims related to $265 million of original unpaid principal balance from the monolines associated with the 2004 through 2007 securitizations. The Mortgage Companies have resolved repurchase demands through indemnification payments related to $20 million of original unpaid principal balance.
We are currently in litigation with MBIA and FGIC, and additional litigation with other monolines is likely.
Private-label Securitization
In general, representations and warranties provided as part of our securitization activities are less rigorous than those provided to the GSEs and generally impose higher burdens on parties seeking repurchase. In order to successfully assert a claim, it is our position that a claimant must prove a breach of the representations and warranties that materially and adversely affects the interest of the investor in the allegedly defective loan. Securitization documents typically provide the investors with a right to request that the trustee investigate and initiate a repurchase claim. However, a class of investors generally is required to coordinate with other investors in that class comprising not less than 25%, and in some cases, 50%, of the percentage interest constituting a class of securities of that class issued by the trust to pursue claims for breach of representations and warranties. In addition, our private-label securitizations generally require that the servicer or trustee give notice to the other parties whenever it becomes aware of facts or circumstances that reveal a breach of representation that materially and adversely affects the interest of the certificate holders.
Regarding our securitization activities, certain of our Mortgage Companies have exposure to potential losses primarily through two avenues. First, investors, through trustees to the extent required by the applicable agreements (or monoline insurers in certain transactions), may request pursuant to applicable agreements that the applicable Mortgage Company repurchase loans or make the investor whole for losses incurred if it is determined that the applicable Mortgage Company violated representations and warranties made at the time of the sale, provided that such violations materially and adversely impacted the interests of the investor. Contractual representations and warranties are different based on the specific deal structure and investor. It is our position that litigation of these matters must proceed on a loan by loan basis. This issue is being disputed throughout the industry in various pending litigation matters. Similarly in dispute, as a matter of law, is the degree to which claimants will have to prove that the alleged breaches of representations and warranties actually caused the losses they claim to have suffered. Ultimate resolution by courts of these and other legal issues will impact litigation and treatment of non-litigated claims pursuant to similar contractual provisions. Second, investors in securitizations may attempt to achieve rescission of their investments or damages through litigation by claiming that the applicable offering documents were materially deficient. If an investor properly made and proved its allegations, the investor might attempt to claim that damages could include loss of market value on the investment even if there were little or no credit loss in the underlying loans.
Whole-loan Sales
In addition to the settlements with the GSEs noted earlier, certain of our Mortgage Companies have settled with whole-loan investors concerning alleged breaches of underwriting standards. For the year ended December 31, 2011, certain of our Mortgage Companies have received $84 million of original unpaid principal balance in repurchase claims of which $83 million are associated with the 2004 through 2008 vintages of loans sold to whole-loan investors. Certain of our Mortgage Companies resolved claims related to $91 million of original unpaid principal balance, including settlements, repurchases, indemnification payments, and rescinded claims.
Private Mortgage Insurance
Mortgage insurance is required for certain consumer mortgage loans sold to the GSEs and certain securitization trusts and may have been in place for consumer mortgage loans sold to whole-loan investors. Mortgage insurance is typically required for first-lien consumer mortgage loans having a loan-to-value ratio at origination of greater than 80 percent. Mortgage insurers are, in certain circumstances, permitted to rescind existing mortgage insurance that covers consumer loans if they demonstrate certain loan underwriting requirements have not been met. Upon receipt of a rescission notice, the applicable Mortgage Companies will assess the notice and, if appropriate, refute the notice, or if the notice cannot be refuted, the applicable Mortgage Companies attempt to remedy the defect. In the event the mortgage insurance cannot be reinstated, the applicable Mortgage Companies may be obligated to repurchase the loan or provide an indemnification payment in the event of a loss, subject to contractual limitations. While the applicable Mortgage Companies make every effort to reinstate the mortgage insurance, they have had limited success and as a result, most of these requests result in rescission of the mortgage insurance. At December 31, 2011, the applicable Mortgage Companies have approximately $227 million in original unpaid principal balance of outstanding mortgage insurance rescission notices where we have not received a repurchase demand. However, this unpaid principal amount is not representative of expected future losses.
Legal Proceedings
We are subject to potential liability under various governmental proceedings, claims, and legal actions that are pending or otherwise asserted against us. We are named as defendants in a number of legal actions, and we are occasionally involved in governmental proceedings arising in connection with our respective businesses. Some of the pending actions purport to be class actions, and certain legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. We establish reserves for legal claims when payments associated with the claims become probable and the payments can be reasonably estimated. Given the inherent difficulty of predicting the outcome of litigation and regulatory matters, it is generally very difficult to predict what the eventual outcome will be, and when the matter will be resolved. The actual costs of resolving legal claims may be higher or lower than any amounts reserved for the claims.
Mortgage-backed Securities Litigation
Private-label Securities Litigation
Ally and certain of its subsidiaries have been named as defendants in several cases relating to their various roles in MBS offerings. The plaintiffs generally allege that the various defendants made misstatements and omissions in registration statements, prospectuses, prospectus supplements, and other documents related to MBS offerings. The alleged misstatements and omissions typically concern underwriting standards. Plaintiffs generally claim that such misstatements and omissions constitute violations of state and/or federal securities law and common law including negligent misrepresentation and fraud. Plaintiffs seek monetary damages and rescission. Set forth below are descriptions of certain of these legal proceedings.
Allstate Litigation
On February 14, 2011, the Allstate Insurance Company and various of its subsidiaries and affiliates (collectively, Allstate) filed a complaint in Hennepin County District Court, Minnesota, against GMAC Mortgage LLC (GMAC Mortgage); Residential Funding Company LLC (RFC); Residential Funding Securities LLC (RFS); Residential Accredit Loans, Inc. (RALI); Residential Asset Mortgage Products, Inc. (RAMP); Residential Funding Mortgage Securities I, Inc. (RFMSI); Residential Funding Mortgage Securities II, Inc. (RFMSII); and Residential Asset Securities Corporation (RASC). The complaint alleges that the defendants misrepresented the riskiness and credit quality of, and omitted material information related to, residential MBS Allstate purchased in the offering materials. The complaint asserts claims for fraud and negligent misrepresentation and seeks money damages and costs, including attorneys' fees. Discovery in this case is underway.
Charles Schwab Litigation
The Charles Schwab Corporation (Schwab) filed a complaint in San Francisco County Superior Court against RALI, and RAMP, on August 2, 2010. The complaint alleges that the defendants made false representations and omissions of material facts in the offering documents for various securitization trusts backed by residential mortgage loans and seeks rescission and money damages for negligent misrepresentation and violations of state and federal securities laws. The case is entering the discovery phase.
DZ Bank
DZ Bank and DG Holding Trust filed a Summons with Notice on December 13, 2011, in New York County Supreme Court directed at Ally, and numerous of its mortgage subsidiaries, on December 13, 2011, in New York County Supreme Court against numerous defendants including Ally; Residential Capital Corporation (RCC); GMAC-RFC Holding Company LLC (GMAC-RFC); RFC; Ally Securities LLC (Ally Securities); RAMP; RASC; and RALI. The Summons alleges that the offering materials issued by the defendants for MBS they purchased contained material misrepresentations and omissions related to the originator's underwriting guidelines and the credit quality and characteristics of the mortgage loans underlying the securities. It also notices the defendants of the plaintiffs' claims for damages. Such claims include common law fraud, fraudulent inducement, negligent misrepresentation, and aiding and abetting fraud. The Summons has not been served.
FHFA Litigation
FHFA, as conservator for Freddie Mac, filed a complaint on September 2, 2011, against Ally; GMAC Mortgage Group, Inc. (GMAC Mortgage Group); Residential Capital LLC (ResCap); GMAC-RFC; RFC; Ally Securities; RAMP; RASC; and RALI, in New York County Supreme Court. The complaint alleges that Freddie Mac purchased over $6 billion of residential MBS issued in connection with 21 securitizations sponsored and/or underwritten by the defendants. It further alleges that the registration statements, prospectuses, and other offering materials associated with these transactions contained false and misleading statements and omissions of material facts. The complaint asserts claims for negligent misrepresentation, fraud, and violations of state and federal securities laws, and seeks rescission and recovery of the consideration Freddie Mac paid for the securities, as well as other compensatory and punitive damages. The FHFA has moved to remand this case to state court. That motion is still pending.
FHLB Litigation
Federal Home Loan Bank (FHLB) of Indianapolis filed an Amended Complaint in Marion County Superior Court for rescission and damages on July 14, 2011, asserting claims for common law negligence and violations of state and federal securities laws, and names RFS, RFMSI, and GMAC Mortgage Group, among other defendants. The complaint alleges that the offering documents for the securities underwritten and issued by the defendants contained material misrepresentations of fact, evidenced by high default and foreclosure rates, and seeks unspecified damages and an order voiding the transactions at issue. The defendants' motion to dismiss is pending.
FHLB of Boston filed a complaint on April 20, 2011, in Suffolk County Superior Court, naming numerous defendants including Ally; GMAC Mortgage Group; RALI; and RFC. The complaint alleges that the defendants collectively packaged, marketed, offered, and sold private-label MBS, and FHLB of Boston purchased such securities in reliance upon misstatements and omissions of material facts in the offering documents. The complaint seeks rescission and damages for negligent misrepresentation and violations of the Massachusetts Uniform Securities Act, among other claims. The defendants removed this case to federal court, and FHLB of Boston's motion to remand is pending.
Finally, FHLB of Chicago filed a Corrected Amended Complaint for Rescission and Damages on October 15, 2011, in Cook County Circuit Court, which names, among other defendants, Ally; GMAC Mortgage Group; RFC; RFS; RAMP; RASC; and RFMSI. The complaint alleges that the offering documents for the securities underwritten and issued by defendants contained material misrepresentations of fact and asserts claims for violations of state securities law and negligent misrepresentation. The complaint seeks rescission of the transactions at issue and damages in an amount to be determined at trial. The defendants' motion to dismiss is pending.
Huntington Bancshares Litigation
Huntington Bancshares, Inc. (Huntington), commenced a lawsuit on October 11, 2011, against Ally; GMAC Mortgage; RALI; ResCap; GMAC-RFC; RFC; Ally Securities; and several individuals. The complaint alleges that the defendants made misrepresentations and omissions of material facts related to the originator's loan underwriting guidelines in the offering materials for five residential mortgaged-backed securities.  The complaint asserts claims for fraud, aiding and abetting fraud, negligent misrepresentation, and violation of the Minnesota Securities Act and seeks rescission, money damages, and costs. The defendants' motion to dismiss is pending.
Massachusetts Mutual Life Insurance Company Litigation
On February 9, 2011, the Massachusetts Mutual Life Insurance Company (MassMutual) filed a complaint in the United States District Court for the District of Massachusetts against numerous defendants including RFC; RALI; RAMP; RASC; and RFS. The complaint alleges that the defendants' public filings and offering documents associated with MBS MassMutual purchased contained false statements and omissions of material facts. MassMutual asserts claims for violations of the Massachusetts Uniform Securities Act and seeks both compensatory and statutory damages. The defendants' motion to dismiss was granted in February 2012, subject to certain additional provisions, which could result in certain of the original counts being reinstated against certain Ally entities.
NCUAB Litigation
On August 9, 2011, the National Credit Union Administration Board (NCUAB) filed a complaint as liquidating agent of U.S. Central Federal Credit Union (U.S. Central) and Western Corporate Federal Credit Union (WesCorp) against Goldman, Sachs & Co. as underwriter and seller, and Fremont Mortgage Securities Corp., GS Mortgage Securities Corp., Long Beach Securities Corp., and RALI, as issuers, of certain residential MBS purchased by U.S. Central and WesCorp. Previously, on June 20, 2011, the NCUAB filed a complaint as liquidating agent of U.S. Central Federal Credit Union (U.S. Central) against numerous defendants including RFMSII. The complaints assert claims under the California securities laws and Sections 11 and 12 of the Securities Act of 1933, alleging the offering documents associated with the underlying transactions contained untrue statements and omissions of material facts, and seek money damages and costs. The defendants have moved to dismiss both complaints, and those motions are pending.
New Jersey Carpenters Litigation
On January 3, 2011, New Jersey Carpenters Health Fund, New Jersey Carpenters Vacation Fund, and Boilermaker Blacksmith National Pension Trust, on behalf of themselves and a putative class (collectively, New Jersey Carpenters), filed a Consolidated Second Amended Securities Class Action Complaint against numerous defendants including ResCap; Residential Funding LLC, RALI; and Residential Funding Securities Corporation d/b/a GMAC RFC Securities. The complaint alleges that the plaintiffs and the class purchased MBS between June 28, 2006, and May 30, 2007, and asserts that the offering documents associated with these transactions contained misrepresentations and omitted material information in violation of Sections 11, 12, and 15 of the Securities Act of 1933. The complaint seeks compensatory damages, rescission or a rescissory measure of damages, and attorneys' fees and costs, among other relief. New Jersey Carpenters moved for class certification. The court denied the plaintiffs' motion, and an appeal from that decision is pending.
Private-label Monoline Bond Insurer Claims
MBIA Litigation
MBIA Insurance Corporation (MBIA) filed complaints on December 4, 2008, and April 1, 2010, in the New York County Supreme Court, entitled MBIA Insurance Corporation v. RFC, and MBIA Insurance Corporation v. GMAC Mortgage, respectively. The complaints allege that defendants breached their contractual representations and warranties relating to the characteristics of mortgage loans contained in certain insured MBS offerings. The complaints further allege that defendants failed to follow specific remedy procedures set forth in the contracts and improperly serviced the mortgage loans. Along with claims for breach of contract, MBIA also alleges fraud. MBIA seeks, among other remedies, repurchase of certain loans, payments on current and future claims under the relevant policies, indemnification for attorneys' fees and costs, and punitive damages. Both cases are in fact discovery.
FGIC Litigation
FGIC filed three complaints on November 29, 2011, against several of Ally's mortgage subsidiaries in New York County Supreme Court. In two of these cases, both entitled Financial Guaranty Insurance Company v. RFC, et al., FGIC alleges that defendants RFC and ResCap breached their contractual representations and warranties relating to the characteristics of the mortgage loans contained in certain insured MBS offerings. FGIC further alleges that the defendants breached their contractual obligations to permit access to loan files and certain books and records.
In the third case, entitled Financial Guaranty Insurance Company v. GMAC Mortgage, et al., FGIC makes similar contract allegations against GMAC Mortgage and ResCap, as well as a claim against GMAC Mortgage for fraudulent inducement. In addition, FGIC alleges aiding and abetting fraudulent inducement against Ally Bank, which originated a large portion of the loans in the disputed pool, and breach of the custodial agreement for failing to notify FGIC of the claimed breaches of representations and warranties. In each of these cases, FGIC seeks, among other relief, reimbursement of all sums it paid under the various policies and an award of legal, rescissory, equitable, and punitive damages.
On December 15, 2011, FGIC filed a fourth complaint in New York County Supreme Court related to insurance policies issued in connection with an RFC-sponsored transaction. This complaint, entitled Financial Guaranty Insurance Company v. Ally, et al., names Ally, RFC, and ResCap, and seeks various forms of declaratory and monetary relief. The complaint alleges that the defendants are alter egos of one another, fraudulently induced FGIC's agreement to provide insurance by misrepresenting the nature of RFC's business practices and the credit quality and characteristics of the underlying loans, and have now materially breached their agreement with FGIC by refusing its requests for information and documents.
Finally, on December 27, 2011, FGIC filed three additional complaints in New York County Supreme Court against Ally, RFC, and ResCap. These complaints seek relief nearly identical to that of FGIC's previously filed cases and contain substantially similar allegations. In particular, FGIC alleges that the defendants, acting as alter egos of each other, fraudulently induced FGIC to enter into seven separate insurance and indemnity agreements and breached their contractual obligations under same.
The defendants removed these cases to the U.S. District Court for the Southern District of New York.
Other Matters
Kessler Litigation
Several putative class actions filed in 2001-2003, all alleging that originators Community Bank of Northern Virginia and Guaranty National Bank of Tallahassee charged certain interest rates and fees in violation of the applicable Secondary Mortgage Loan Act, were consolidated for settlement purposes in the U.S. District Court for the Western District of Pennsylvania. On September 22, 2010, the Third Circuit Court of Appeals vacated an order approving the settlement and remanded the case to the trial court for further proceedings. On October 10, 2011, plaintiffs filed a joint consolidated amended class action complaint against, among others, RFC alleging violations of the Real Estate Settlement Procedures Act; the Truth in Lending Act, as amended by the Home Ownership and Equity Protection Act; and the Racketeer Influenced and Corrupt Organizations Act. RFC's motion to dismiss is outstanding, and we intend to vigorously defend against these claims.
Mitchell Litigation
In this statewide class action, plaintiffs alleged that Mortgage Capital Resources, Inc. (MCR) violated the Missouri Second Mortgage Loan Act by charging Missouri borrowers fees and interest not permitted by the Act. RFC and Homecomings Financial LLC (HFN), among others, were named as defendants in their role as assignees of certain of the MCR loans. Following a trial concluded in January 2008, the jury returned verdicts against all defendants, including an award against RFC and HFN for $4 million in compensatory damages (plus pre- and post-judgment interest and attorneys' fees) and against RFC for $92 million in punitive damages. In a November 2010 decision, the Missouri Court of Appeals affirmed the compensatory damages but ordered a new trial on punitive damages. Upon remand, we paid $13 million in compensatory damages (including interest and attorneys' fees). Trial on punitive damages against RFC and the other non-company defendants is set to begin on March 5, 2012. We intend to vigorously defend against these claims.
Commonwealth of Massachusetts
On December 1, 2011, the Commonwealth of Massachusetts filed an enforcement action in the Suffolk County Superior Court against GMAC Mortgage and several other lender/servicers. The Commonwealth claims that certain aspects of defendants' foreclosure processes are unlawful, that defendants do not always process loan modifications accurately, and that defendants' use of the Mortgage Electronic Registration Systems (MERS) has damaged the integrity of the Commonwealth's Torrens recording system. The Commonwealth seeks civil penalties, injunctive relief, costs, and attorneys' fees. In connection with the settlement with the federal government and state attorneys general announced on February 9, 2012, the Commonwealth of Massachusetts agreed to settle all servicing-related claims asserted in this action and to certain limits on monetary damages, if any. However, the Commonwealth of Massachusetts continues to pursue claims related to MERS and certain foreclosure-related matters.
Potential Losses - Litigation, Repurchase Obligations, and Related Claims
Litigation
As described under Legal Proceedings above, Ally and certain of its subsidiaries have been named as defendants in several cases relating to their various roles in MBS offerings.
Private-label Securitizations — Other Potential Repurchase Obligations
When our Mortgage Companies sell mortgage loans through whole-loan sales or securitizations, these entities are required to make customary representations and warranties about the loans to the purchaser and/or securitization trust. These representations and warranties relate to, among other things, the ownership of the loan, the validity of the lien securing the loan, the loan's compliance with the criteria for inclusion in the transaction, including compliance with underwriting standards or loan criteria established by the buyer, ability to deliver required documentation, and compliance with applicable laws. Generally, the representations and warranties described above may be enforced against the applicable Mortgage Companies at any time over the life of the loan. Breaches of these representations and warranties have resulted in a requirement that the applicable Mortgage Companies repurchase mortgage loans. As the mortgage industry continues to experience higher repurchase requirements and additional investors begin to attempt to put back loans, a significant increase in activity beyond that experienced today could occur, resulting in additional future losses at our Mortgage Companies.
Potential Losses
We believe it is reasonably possible that losses beyond amounts currently reserved for the litigation matters and potential repurchase obligations and related claims described above with respect to our Mortgage Companies could occur, and such losses could have a material adverse impact on our results of operations, financial position, or cash flows. However, based on currently available information, we are unable to estimate a range of reasonably possible losses above reserves that have been established.
Other Contingencies
We are subject to potential liability under various other exposures including tax, nonrecourse loans, self-insurance, and other miscellaneous contingencies. We establish reserves for these contingencies when the item becomes probable and the costs can be reasonably estimated. The actual costs of resolving these items may be substantially higher or lower than the amounts reserved for any one item. Based on information currently available, it is the opinion of management that the eventual outcome of these items will not have a material adverse impact on our results of operations, financial position, or cash flows.